Related parties balances and transactions (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of related party [text block] [Abstract]
Schedule of related parties outstanding
	2020		2019
Trade accounts receivable from related parties
Fundación Betterware., A.C.	Ps.	-	610

	Ps.	-	610